Former Variable Interest Entities (“VIEs”) (Details)	Dec. 27, 2024	Dec. 31, 2025
Puyi Bohui [Member]
Variable Interest Entities (“VIEs”) [Line Items]
Equity interests		0.96%
BGM Group Ltd. [Member]
Variable Interest Entities (“VIEs”) [Line Items]
Variable interest entity percentage	72.00%